Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax losses carried forward
No expiry date	$ 60,450	$ 53,940
2022	200	195
2024	4,099	3,998
2025	39,321	38,357
2026	52,452	51,034
2027	67,217	66,555
2028	117,376	114,490
2029	191,554	186,844
2030	265,696	259,163
2031	432,278
Tax loss carryforwards	1,230,643	774,576
Deferred tax valuation allowance:
At January 1	122,378	69,399	$ 49,021
Charged to consolidated statements of operations	63,975	46,321	25,498
Utilization of previously unrecognized tax losses	(186)	(114)	(285)
Write-off of tax losses			(3,142)
Others	(9)
Exchange differences	3,542	6,772	(1,693)
As at December 31	$ 189,700	$ 122,378	$ 69,399
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years
US
Tax losses carried forward
Research tax credits	$ 2,000
NEW JERSEY
Tax losses carried forward
Research tax credits	$ 600